Equity (Reclassified Out of Accumulated Other Comprehensive Income and Affected Line Items in Consolidated Statements of Income) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income attributable to shareholders of Kyocera Corporation		¥ (109,047)	¥ (115,875)	¥ (88,756)
Gains on sales of securities, net		(20,600)	(505)	(2,875)
Net sales		(1,479,627)	(1,526,536)	(1,447,369)
Cost of sales		1,093,467	1,137,137	1,068,465
Foreign currency transaction gains, net		(3,820)	(4,499)	(5,108)
Other, net		(1,712)	(2,365)	(1,476)
Income before income taxes		(145,583)	(121,862)	(146,268)
Income taxes		31,392	(3,441)	51,254
Net income		(114,191)	(125,303)	(95,014)
Net income attributable to noncontrolling interests		5,144	9,428	¥ 6,258
Pension Adjustments Including Portion Attributable to Noncontrolling Interests
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total reclassifications for the period, before income taxes	[1]	(1,435)	(2,121)
Total reclassifications for the period, income taxes		755	886
Total reclassifications for the period		(680)	(1,235)
Pension Adjustments Attributable to Noncontrolling Interests
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total reclassifications for the period		(109)	(70)
Pension Adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total reclassifications for the period		(789)	(1,305)
Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total reclassifications for the period		(14,734)	(1,582)
Reclassification out of Accumulated Other Comprehensive Income | Net Unrealized Gains on Securities Including Portion Attributable to Noncontrolling Interests
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains on sales of securities, net		(20,350)
Other, net		(304)	(510)
Income before income taxes		(20,654)	(510)
Income taxes		6,608	20
Net income		(14,046)	(490)
Reclassification out of Accumulated Other Comprehensive Income | Net Unrealized Gains on Securities Attributable to Noncontrolling Interests
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income attributable to noncontrolling interests		56
Reclassification out of Accumulated Other Comprehensive Income | Net Unrealized Gains on Securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income attributable to shareholders of Kyocera Corporation		(13,990)	(490)
Reclassification out of Accumulated Other Comprehensive Income | Net Unrealized Losses on Derivative Financial Instruments Including Portion Attributable to Noncontrolling Interests | Foreign Currency Forward Contracts and Interest Rate Swaps
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net sales		(101)	(1,111)
Cost of sales		95	1,433
Foreign currency transaction gains, net		3	(24)
Other, net		87	88
Income before income taxes		84	386
Income taxes		(27)	(76)
Net income		57	310
Reclassification out of Accumulated Other Comprehensive Income | Net Unrealized Losses on Derivative Financial Instruments Attributable to Noncontrolling Interests
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income attributable to noncontrolling interests		1	(69)
Reclassification out of Accumulated Other Comprehensive Income | Net Unrealized Losses on Derivative Financial Instruments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income attributable to shareholders of Kyocera Corporation		58	241
Reclassification out of Accumulated Other Comprehensive Income | Foreign Currency Translation Adjustments Including Portion Attributable to Noncontrolling Interests
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other, net		(13)	(28)
Income before income taxes		(13)	(28)
Net income		(13)	(28)
Reclassification out of Accumulated Other Comprehensive Income | Foreign Currency Translation Adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income attributable to shareholders of Kyocera Corporation		¥ (13)	¥ (28)

[1]	As for the affected line items in the consolidated statements of income by reclassification of pension adjustments, please refer to the Note 11 to the Consolidated Financial Statements.